Intangible assets (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Sales of shares in international distribution partner	15,000
Amortization period	3 years
Favorable supply contracts [member]
IfrsStatementLineItems [Line Items]
Amortization period	3 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Increase in the discount rate	20.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Increase in the discount rate	60.00%
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Discount rate	12.10%	13.70%		12.00%
Goodwill average annual growth rate	115.00%
Additions product development costs	$ 2.2	$ 4.0	$ 3.7